Summary of Significant Accounting Policies - Basis of Consolidation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Investments value	$ 145.8	$ 137.9	$ 132.3
Unremitted earning from investments	$ 88.9	$ 85.4